As filed with the Securities and Exchange Commission on May 25, 1999
                                                                     File Nos.
                                                                      33-39088
                                                                      811-6243

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

  Pre-Effective Amendment No.

  Post-Effective Amendment No.   35                           (X)

                                    and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

  Amendment No.   38                                          (X)

                          FRANKLIN STRATEGIC SERIES
              (Exact Name of Registrant as Specified in Charter)

              777 MARINERS ISLAND BOULEVARD, SAN MATEO, CA 94404
             (Address of Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, Including Area Code (650) 312-2000

        DEBORAH R. GATZEK, 777 MARINERS ISLAND BLVD., SAN MATEO, CA 94404
              (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

  [ ] immediately upon filing pursuant to paragraph (b)
  [x] on May 28, 1999 pursuant to paragraph (b)
  [ ] 60 days after filing pursuant to paragraph (a)(1)
  [ ] on (date) pursuant to paragraph (a)(1)
  [ ] 75 days after filing pursuant to paragraph (a)(2)
  [ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

  [x] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

  The Registrant's Prospectus and Statement of Additional Information as filed with the Securities and Exchange Commission in a Registration Statement on Form N-1A on March 11, 1999 (File Nos. 33-39088 and 811-6243), are hereby incorporated by reference.




                          FRANKLIN STRATEGIC SERIES
                             FILE NOS. 33-39088 &
                                   811-6243

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

PART C: OTHER INFORMATION

Item 23 Exhibits. The following exhibits are incorporated by reference to the previously filed document indicated below, except as noted:

      (a)  Agreement and Declaration of Trust

            (i) Agreement and Declaration of Trust of Franklin California 250 Growth Index Fund dated January 22, 1991
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 1, 1995

            (ii) Certificate of Trust of Franklin California 250 Growth Index Fund dated January 22, 1991
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 1, 1995

            (iii) Certificate of Amendment to the Certificate of Trust of Franklin California 250 Growth Index Fund dated November 19, 1991
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 1, 1995

            (iv) Certificate of Amendment to the Certificate of Trust of Franklin Strategic Series dated May 14, 1992
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 1, 1995

            (v) Certificate of Amendment of Agreement and Declaration of Trust of Franklin Strategic Series dated April 18, 1995
                    Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: August 6, 1996

      (b)   By-Laws

            (i) Amended and Restated By-Laws of Franklin California 250 Growth Index Fund as of April 25, 1991
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 1, 1995

            (ii)    Amendment to By-Laws dated October 27, 1994
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 1, 1995

      (c)   Instruments Defining Rights of Security Holders

            Not Applicable

      (d)   Investment Advisory Contracts

            (i) Management Agreement between the Registrant, on behalf of Franklin Global Health Care Fund, Franklin Small Cap Growth Fund, Franklin Global Utilities Fund, and Franklin Natural Resources Fund, and Franklin Advisers, Inc., dated February 24, 1992
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 1, 1995

            (ii) Management Agreement between the Registrant, on behalf of Franklin Strategic Income Fund, and Franklin Advisers, Inc., dated May 24, 1994
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 1, 1995

            (iii) Subadvisory Agreement between Franklin Advisers, Inc., on behalf of the Franklin Strategic Income Fund, and Templeton Investment Counsel, Inc., dated May 24, 1994
                    Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: August 6, 1996

            (iv) Amended and Restated Management Agreement between the Registrant, on behalf of Franklin California Growth Fund, and Franklin Advisers, Inc., dated July 12, 1993
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 1, 1995

            (v) Management Agreement between the Registrant, on behalf of Franklin Blue Chip Fund, and Franklin Advisers, Inc., dated February 13, 1996
                    Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 14, 1996

            (vi) Management Agreement between the Registrant, on behalf of Franklin Institutional MidCap Growth Fund (now known as Franklin MidCap Growth Fund), and Franklin Advisers, Inc., dated January 1, 1996
                    Filing: Post-Effective Amendment No. 19 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 27, 1996

            (vii) Amendment dated August 1, 1995 to the Management Agreement between the Registrant, on behalf of Franklin California Growth Fund, and Franklin Advisers, Inc., dated July 12, 1993
                    Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: August 6, 1996

            (viii) Amendment dated August 1, 1995 to the Management Agreement between the Registrant, on behalf of Franklin Global Health Care Fund, Franklin Small Cap Growth Fund, Franklin Global Utilities Fund, and Franklin Natural Resources Fund, and Franklin Advisers, Inc., dated February 24, 1992
                    Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: August 6, 1996

            (ix) Amendment dated August 1, 1995 to the Management Agreement between the Registrant, on behalf of Franklin Strategic Income Fund, and Franklin Advisers, Inc., dated May 24, 1994
                    Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: August 6, 1996

            (x) Management Agreement between the Registrant, on behalf of Franklin Biotechnology Discovery Fund, and Franklin Advisers, Inc., dated July 15, 1997
                    Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: August 22, 1997

            (xi) Investment Advisory Agreement between the Registrant, on behalf of Franklin U.S. Long-Short Fund, and Franklin Advisers, Inc. dated February 18, 1999
                    Filing: Post-Effective Amendment No. 31 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 11, 1999

            (xii) Form of Investment Advisory Agreement between the Registrant, on behalf of Franklin Large Cap Growth Fund, and Franklin Advisers, Inc.
                    Filing: Post-Effective Amendment No. 32 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 24, 1999

            (xiii) Form of Investment Advisory Agreement between the Registrant, on behalf of Franklin Aggressive Growth Fund, and Franklin Advisers, Inc.
                    Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: April 9, 1999

      (e)   Underwriting Contracts

            (i) Amended and Restated Distribution Agreement between the Registrant, on behalf of all Series except Franklin Strategic Income Fund, and Franklin/Templeton
                    Distributors, Inc., dated April 23, 1995
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 1, 1995

            (ii) Amended and Restated Distribution Agreement between the Registrant, on behalf of Franklin Strategic Income Fund, and Franklin/Templeton Distributors, Inc., dated March 29, 1995
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 1, 1995

            (iii) Forms of Dealer Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated March 1, 1998
                    Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: December 23, 1998

      (f)   Bonus or Profit Sharing Contracts

            Not Applicable

      (g)   Custodian Agreements

            (i) Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996
                    Filing: Post-Effective Amendment No. 19 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 14, 1996

            (ii) Terminal Link Agreement between the Registrant and Bank of New York dated February 16, 1996
                    Filing: Post-Effective Amendment No. 19 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 14, 1996

            (iii) Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                    Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 13, 1998

            (iv) Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                    Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: December 23, 1998

            (v) Foreign Custody Manager Agreement between the Registrant and The Bank of New York dated February 27, 1998
                    Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: December 23, 1998

      (h)   Other Material Contracts

            (i) Subcontract for Fund Administrative Services dated October 1, 1996 and Amendment thereto dated April 30, 1998 between Franklin Advisers, Inc. and Franklin Templeton Services, Inc.
                    Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: December 23, 1998

            (ii) Administration Agreement between the Registrant, on behalf of Franklin Biotechnology Discovery Fund, and Franklin Templeton Services, Inc., dated July 15, 1997
                    Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: August 22, 1997

            (iii) Fund Administration Agreement between the Registrant, on behalf of Franklin U.S. Long-Short Fund, and Franklin Templeton Services, Inc. dated February 18, 1999
                    Filing: Post-Effective Amendment No. 31 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 11, 1999

            (iv) Form of Fund Administration Agreement between the Registrant, on behalf of Franklin Large Cap Growth Fund, and Franklin Templeton Services, Inc.
                    Filing: Post-Effective Amendment No. 32 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 24, 1999

            (v) Form of Fund Administration Agreement between the Registrant, on behalf of Franklin Aggressive Growth Fund, and Franklin Templeton Services, Inc.
                    Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: April 9, 1999

      (i)   Legal Opinion

            (i)     Opinion and consent of counsel dated March 8, 1999
                    Filing: Post-Effective Amendment No. 31 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 11, 1999

      (j)   Other Opinions

            Not Applicable

      (k)   Omitted Financial Statements

            Not Applicable

      (l)   Initial Capital Agreements

            (i) Letter of Understanding for Franklin California Growth Fund dated August 20, 1991
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 1, 1995

            (ii) Letter of Understanding for Franklin Global Utilities Fund - Class II dated April 12, 1995
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 1, 1995

            (iii) Letter of Understanding for Franklin Natural Resources Fund dated June 5, 1995
                    Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: December 5, 1995

            (iv) Letter of Understanding for Franklin California Growth Fund-Class II dated August 30, 1996
                    Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 13, 1998

            (v) Letter of Understanding for Franklin Global Health Care Fund dated August 30, 1996
                    Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 13, 1998

            (vi) Letter of Understanding for Franklin Blue Chip Fund dated May 24, 1996
                    Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 13, 1998

            (vii) Letter of Understanding for Franklin Biotechnology Discovery Fund dated September 5, 1997
                    Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 13, 1998

            (viii)  Letter of Understanding for Franklin U.S. Long-Short Fund

                    [To be supplied by amendment]

            (ix)    Letter of Understanding for Franklin Large Cap Growth Fund

                    [To be supplied by amendment]

            (x)     Letter of Understanding for Franklin Aggressive Growth
                    Fund

                    [To be supplied by amendment]

      (m)   Rule 12b-1 Plan

            (i) Amended and Restated Distribution Plan between the Registrant, on behalf of Franklin California Growth Fund, Franklin Small Cap Growth Fund, Franklin Global Health Care Fund and Franklin Global Utilities Fund, and Franklin/Templeton Distributors, Inc., dated July 1, 1993
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 1, 1995

            (ii) Distribution Plan between the Registrant, on behalf of Franklin Global Utilities Fund - Class II, and Franklin/Templeton Distributors, Inc., dated March 30, 1995
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 1, 1995

            (iii) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Strategic Income Fund, and Franklin/Templeton Distributors, Inc., dated May 24, 1994
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 1, 1995

            (iv) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Natural Resources Fund, and Franklin/Templeton Distributors, Inc., dated June 1, 1995
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 1, 1995

            (v) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin MidCap Growth Fund, and Franklin/Templeton Distributors, Inc., dated June 1, 1996
                    Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: August 7, 1996

            (vi) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Blue Chip Fund, and Franklin/Templeton Distributors, Inc., dated May 28, 1996
                    Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: August 7, 1996

            (vii) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Small Cap Growth Fund - Class II, and Franklin/Templeton Distributors, Inc., dated September 29, 1995
                    Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: August 7, 1996

            (viii) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Biotechnology Discovery Fund and Franklin/Templeton Distributors, Inc., dated September 15, 1997
                    Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 13, 1998

            (ix) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin California Growth Fund
                    - Class II and Franklin Global Health Care Fund - Class II, and Franklin/Templeton Distributors, Inc., dated September 3, 1996
                    Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: August 29, 1997

            (x) Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Strategic Income Fund - Class II, and Franklin/Templeton Distributors, Inc. dated February 26, 1998
                    Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing date: April 21, 1998

            (xi) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin California Growth Fund
                    - Class B, and Franklin/Templeton Distributors, Inc. dated October 16, 1998
                    Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 24, 1999

            (xii) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Global Health Care Fund
                    - Class B, and Franklin/Templeton Distributors, Inc. dated October 16, 1998
                    Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 24, 1999

            (xiii) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Global Utilities Fund - Class B, and Franklin/Templeton Distributors, Inc. dated October 16, 1998
                    Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 24, 1999

            (xiv) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Strategic Income Fund - Class B, and Franklin/Templeton Distributors, Inc. dated October 16, 1998
                    Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
                    File No. 33-39088
                   Filing Date: March 24, 1999

            (xv) Form of Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin U.S. Long-Short Fund, and Franklin Templeton Distributors, Inc.

                    [To be supplied by amendment]

            (xvi) Form of Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Large Cap Growth Fund, and Franklin Templeton Distributors, Inc.

                    [To be supplied by amendment]

            (xvii)Form of Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Aggressive Growth Fund, and Franklin Templeton Distributors, Inc.

                   [To be supplied by amendment]

      (o)   Rule 18f-3 Plan

            (i) Multiple Class Plan for Franklin Global Utilities Fund dated April 16, 1998
                    Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
                    File No. 33-39088
                   Filing Date: March 24, 1999

            (ii) Multiple Class Plan for Franklin California Growth Fund dated April 16, 1998
                    Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
                    File No. 33-39088
                   Filing Date: March 24, 1999

            (iii) Multiple Class Plan for Franklin Global Health Care Fund dated April 16, 1998
                    Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
                    File No. 33-39088
                   Filing Date: March 24, 1999

            (iv) Multiple Class Plan for Franklin Small Cap Growth Fund dated June 18, 1996
                    Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: December 11, 1996

            (v) Multiple Class Plan for Franklin Natural Resources Fund dated June 18, 1996
                    Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: December 11, 1996

            (vi) Multiple Class Plan for Franklin Strategic Income Fund dated February 18, 1999
                    Filing: Post-Effective Amendment No. 32 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 24, 1999

            (vii)   Form of Multiple Class Plan for Franklin Large Cap Growth
                    Fund
                    Filing: Post-Effective Amendment No. 32 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 24, 1999

            (viii)  Form of Multiple Class Plan for Franklin Aggressive
                    Growth Fund
                    Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: April 9, 1999

      (p)   Power of Attorney

            (i) Power of Attorney for Franklin Strategic Series dated April 16, 1998
                    Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing date: April 21, 1998

            (ii) Certificate of Secretary for Franklin Strategic Series dated April 16, 1998
                    Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing date: April 21, 1998

      (27)  Financial Data Schedule

            Not Applicable

Item 24     Persons Controlled by or Under Common Control with the Fund

            None

Item 25.    Indemnification

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a Court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26     Business and Other Connections of the Investment Adviser

a)    Franklin Advisers, Inc.

The officers and directors of the Registrant's manager Franklin Advisers, Inc. ("Advisers") also serve as officers and/or directors for (1) Advisers' corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in the Franklin Templeton Group of Funds. In addition, Mr. Charles
B. Johnson was formerly a director of General Host Corporation. For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292) incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

b)  Templeton Investment Counsel, Inc.

Templeton Investment Counsel, Inc. ("TICI"), an indirect, wholly owned subsidiary of Franklin Resources, Inc., serves as the Franklin Strategic Income Fund's Sub-adviser, furnishing to Franklin Advisers, Inc. in that
capacity, portfolio management   services and investment research. For
additional information please see Part B and Schedules A and D of Form ADV of the Franklin Strategic Income Fund's Sub-adviser (SEC File 801-15125), incorporated herein by reference, which sets forth the officers and directors of the Sub-adviser and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 27     Principal Underwriters

a) Franklin/Templeton Distributors, Inc., ("Distributors") also acts as principal underwriter of shares of:

Franklin Asset Allocation Fund
Franklin California Tax-Free Income Fund, Inc.
Franklin California Tax-Free Trust
Franklin Custodian Funds, Inc.
Franklin Equity Fund
Franklin Federal Money Fund
Franklin Federal Tax-Free Income Fund
Franklin Floating Rate Trust
Franklin Gold Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Mutual Series Fund Inc.
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Value Investors Trust
Franklin Valuemark Funds
Institutional Fiduciary Trust

Templeton Capital Accumulator Fund, Inc.
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global Smaller Companies Fund, Inc.
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.
Templeton Variable Products Series Fund

b) The information required by this Item 29 with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889)

c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

Item 28     Location of Accounts and Records

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are kept by the Registrant or its shareholder services agent, Franklin/Templeton Investor Services, Inc., both of whose address is 777 Mariners Island Blvd., San Mateo, CA 94404.

Item 29     Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 30     Undertakings

Not Applicable




                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 25th day of May, 1999.

                                          Franklin Strategic Series
                                          (Registrant)

                                          By:   Rupert H. Johnson, Jr.
                                                Rupert H. Johnson, Jr.
                                                President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Rupert H. Johnson, Jr.*                  Principal Executive Officer
Rupert H. Johnson, Jr.                   and Trustee
                                         Dated: May 25, 1999

Martin L. Flanagan*                      Principal Financial Officer
Martin L. Flanagan                       Dated: May 25, 1999

Diomedes Loo-Tam*                        Principal Accounting Officer
Diomedes Loo-Tam                         Dated: May 25, 1999

Frank H. Abbott, III*                    Trustee
Frank H. Abbott, III                     Dated: May 25, 1999

Harris J. Ashton*                        Trustee
Harris J. Ashton                         Dated: May 25, 1999

Harmon E. Burns*                         Trustee
Harmon E. Burns                          Dated: May 25, 1999

S. Joseph Fortunato*                     Trustee
S. Joseph Fortunato                      Dated: May 25, 1999

Edith E. Holiday*                        Trustee
Edith E. Holiday                         Dated: May 25, 1999

Charles B. Johnson*                      Trustee
Charles B. Johnson                       Dated: May 25, 1999

Frank W.T. LaHaye*                       Trustee
Frank W.T. LaHaye                        Dated: May 25, 1999

Gordon S. Macklin*                       Trustee
Gordon S. Macklin                        Dated: May 25, 1999


By: /s/Karen L. Skidmore
       Attorney-in-Fact
      (Pursuant to Power of Attorney previously filed)



                          FRANKLIN STRATEGIC SERIES
                            REGISTRATION STATEMENT
                                EXHIBITS INDEX

EXHIBIT NO.            DESCRIPTION                                  LOCATION

EX-99.(a)(i)           Agreement and Declaration of Trust of          *
                       Franklin California 250 Growth Index
                       Fund dated January 22, 1991

EX-99.(a)(ii)          Certificate of Trust of Franklin               *
                       California 250 Growth Index Fund dated
                       January 22, 1991

EX-99.(a)(iii)         Certificate of Amendment to the                *
                       Certificate of Trust of Franklin
                       California 250 Growth Index Fund dated
                       November 19, 1991

EX-99.(a)(iv)          Certificate of Amendment to the                *
                       Certificate of Trust of Franklin
                       Strategic Series dated May 14, 1992

EX-99.(a)(v)           Certificate of Amendment of Agreement          *
                       and Declaration of Trust of Franklin
                       Strategic Series dated April 18, 1995

EX-99.(b)(i)           Amended and Restated By-Laws of Franklin       *
                       California 250 Growth Index Fund as of
                       April 25, 1991

EX-99.(b)(ii)          Amendment to By-Laws dated October 27,         *
                       1994

EX-99.(d)(i)           Management Agreement between the               *
                       Registrant, on behalf of Franklin Global
                       Health Care Fund, Franklin Small Cap
                       Growth Fund, Franklin Global Utilities
                       Fund, and Franklin Natural Resources
                       Fund, and Franklin Advisers, Inc., dated
                       February 24, 1992

EX-99.(d)(ii)          Management Agreement between the               *
                       Registrant, on behalf of Franklin
                       Strategic Income Fund, and Franklin
                       Advisers, Inc., dated May 24, 1994

EX-99.(d)(iii)         Subadvisory Agreement between Franklin         *
                       Advisers, Inc., on behalf of the
                       Franklin Strategic Income Fund, and
                       Templeton Investment Counsel, Inc.,
                       dated May 24, 1994

EX-99.(d)(iv)          Amended and Restated Management                *
                       Agreement between the Registrant, on
                       behalf of Franklin California Growth
                       Fund, and Franklin Advisers, Inc., dated
                       July 12, 1993

EX-99.(d)(v)           Management Agreement between the               *
                       Registrant, on behalf of Franklin Blue
                       Chip Fund, and Franklin Advisers, Inc.,
                       dated February 13, 1996

EX-99.(d)(vi)          Management Agreement between the               *
                       Registrant, on behalf of Franklin
                       Institutional MidCap Growth Fund (now
                       known as Franklin MidCap Growth Fund),
                       and Franklin Advisers, Inc., dated
                       January 1, 1996

EX-99.(d)(vii)         Amendment dated August 1, 1995 to the          *
                       Management Agreement between the
                       Registrant, on behalf of Franklin
                       California Growth Fund, and Franklin
                       Advisers, Inc., dated July 12, 1993

EX-99.(d)(viii)        Amendment dated August 1, 1995 to the          *
                       Management Agreement between the
                       Registrant, on behalf of Franklin Global
                       Health Care Fund, and Franklin Small Cap
                       Growth Fund, Franklin Global Utilities
                       Fund, and Franklin Natural Resources
                       Fund, and Franklin Advisers, Inc., dated
                       February 24, 1992

EX-99.(d)(ix)          Amendment dated August 1, 1995 to the          *
                       Management Agreement between the
                       Registrant on behalf of Franklin
                       Strategic Income Fund, and Franklin
                       Advisers, Inc., dated May 24, 1994

EX-99.(d)(x)           Management Agreement between the               *
                       Registrant, on behalf of Franklin
                       Biotechnology Discovery Fund, and
                       Franklin Advisers, Inc., dated July 15,
                       1997

EX-99.(d)(xi)          Investment Advisory Agreement between          *
                       the Registrant, on behalf of Franklin
                       U.S. Long-Short Fund, and Franklin
                       Advisers, Inc. dated February 18, 1999

EX-99.(d)(xii)         Form of Investment Advisory Agreement          *
                       between the Registrant, on behalf of
                       Franklin Large Cap Growth Fund, and
                       Franklin Advisers, Inc.

EX-99.(d)(xiii)        Form of Investment Advisory Agreement          *
                       between the Registrant, on behalf of
                       Franklin Aggressive Growth Fund, and
                       Franklin Advisers, Inc.

EX-99.(e)(i)           Amended and Restated Distribution              *
                       Agreement between the Registrant, on
                       behalf of all Series except Franklin
                       Strategic Income Fund, and
                       Franklin/Templeton Distributors, Inc.,
                       dated April 23, 1995

EX-99.(e)(ii)          Amended and Restated Distribution              *
                       Agreement between the Registrant, on
                       behalf of Franklin Strategic Income
                       Fund, and Franklin/Templeton
                       Distributors, Inc., dated March 29, 1995

EX-99.(e)(iii)         Forms of Dealer Agreements between             *
                       Franklin/Templeton Distributors, Inc.,
                       and Securities Dealers dated March 1,
                       1998

EX-99.(g)(i)           Master Custody Agreement between the           *
                       Registrant and Bank of New York dated
                       February 16, 1996

EX-99.(g)(ii)          Terminal Link Agreement between the            *
                       Registrant and Bank of New York dated
                       February 16, 1996

EX-99.(g)(iii)         Amendment dated May 7, 1997 to Master          *
                       Custody Agreement between Registrant and
                       Bank of New York dated February 16, 1996

EX-99.(g)(iv)          Amendment dated February 27, 1998 to           *
                       Master Custody Agreement between
                       Registrant and Bank of New York dated
                       February 16, 1996

EX-99.(g)(v)           Foreign Custody Manager Agreement              *
                       between the Registrant and The Bank of
                       New York dated February 27, 1998

EX-99.(h)(i)           Subcontract for Fund Administrative            *
                       Services dated October 1, 1996 and
                       Amendment thereto dated April 30, 1998
                       between Franklin Advisers, Inc. and
                       Franklin Templeton Services, Inc.

EX-99.(h)(ii)          Administration Agreement between the           *
                       Registrant, on behalf of Franklin
                       Biotechnology Discovery Fund, and
                       Franklin Templeton Services, Inc., dated
                       July 15, 1997

EX-99.(h)(iii)         Fund Administration Agreement between          *
                       the Registrant, on behalf of Franklin
                       U.S. Long-Short Fund, and Franklin
                       Templeton Services, Inc. dated February
                       18, 1999

EX-99.(h)(iv)          Form of Fund Administration Agreement          *
                       between the Registrant, on behalf of
                       Franklin Large Cap Growth Fund, and
                       Franklin Templeton Services, Inc.

EX-99.(h)(v)           Form of Fund Administration Agreement          *
                       between the Registrant, on behalf of
                       Franklin Aggressive Growth Fund, and
                       Franklin Templeton Services, Inc.

EX-99.(i)(i)           Opinion and consent of counsel dated           *
                       March 8, 1999

EX-99.(l)(i)           Letter of Understanding for California         *
                       Growth Fund dated August 20, 1991

EX-99.(l)(ii)          Letter of Understanding for Franklin           *
                       Global Utilities Fund dated April 12,
                       1995

EX-99.(l)(iii)         Letter of Understanding for Franklin           *
                       Natural Resources Fund dated June 5, 1995

EX-99.(l)(iv)          Letter of Understanding for Franklin           *
                       California Growth Fund dated August 30,
                       1996

EX-99.(l)(v)           Letter of Understanding for Franklin           *
                       Global Health Care Fund dated August 30,
                       1996

EX-99.(l)(vi)          Letter of Understanding for Franklin           *
                       Blue Chip Fund dated May 24, 1996

EX-99.(l)(vii)         Letter of Understanding for Franklin           *
                       Biotechnology Discovery Fund dated
                       September 5, 1997

EX-99.(l)(viii)        Letter of Understanding for Franklin           **
                       U.S. Long-Short Fund

EX-99.(l)(ix)          Letter of Understanding for Franklin           **
                       Large Cap Growth Fund

EX-99.(l)(x)           Letter of Understanding for Franklin           **
                       Aggressive Growth Fund

EX-99.(m)(i)           Amended and Restated Distribution Plan         *
                       between the Registrant, on behalf of
                       Franklin California Growth Fund,
                       Franklin Small Cap Growth Fund, Franklin
                       Global Health Care Fund and Franklin
                       Global Utilities Fund, and
                       Franklin/Templeton Distributors, Inc.,
                       dated July 1, 1993

EX-99.(m)(ii)          Distribution Plan between the                  *
                       Registrant, on behalf of Franklin Global
                       Utilities Fund - Class II, and
                       Franklin/Templeton Distributors, Inc.,
                       dated March 30, 1995

EX-99.(m)(iii)         Distribution Plan pursuant to Rule 12b-1       *
                       between the Registrant, on behalf of
                       Franklin Strategic Income Fund, and
                       Franklin/Templeton Distributors, Inc.,
                       dated May 24, 1994

EX-99.(m)(iv)          Distribution Plan pursuant to Rule 12b-1       *
                       between the Registrant, on behalf of the Franklin Natural Resources Fund, and
                       Franklin/Templeton Distributors, Inc.,
                       dated June 1, 1995

EX-99.(m)(v)           Distribution Plan pursuant to Rule 12b-1       *
                       between the Registrant, on behalf of the Franklin MidCap Growth Fund, and
                       Franklin/Templeton Distributors, Inc.,
                       dated June 1, 1996

EX-99.(m)(vi)          Distribution Plan pursuant to Rule 12b-1       *
                       between the Registrant, on behalf of the Franklin Blue Chip Fund, and
                       Franklin/Templeton Distributors, Inc.,
                       dated May 28, 1996

EX-99.(m)(vii)         Distribution Plan pursuant to Rule 12b-1       *
                       between the Registrant, on behalf of
                       Franklin Small Cap Growth Fund - Class
                       II, and Franklin/Templeton Distributors,
                       Inc., dated September 29, 1995

EX-99.(m)(viii)        Distribution Plan pursuant to Rule 12b-1       *
                       between the Registrant, on behalf of
                       Franklin Biotechnology Discovery Fund,
                       and Franklin/Templeton Distributors,
                       Inc., dated September 15, 1997

EX-99.(m)(ix)          Distribution Plan pursuant to Rule 12b-1       *
                       between the Registrant, on behalf of
                       Franklin California Growth Fund - Class
                       II, and Franklin Global Health Care Fund
                       - Class II, and Franklin/Templeton
                       Distributors, Inc., dated September 3,
                       1996

EX-99.(m)(x)           Distribution Plan pursuant to Rule 12b-1       *
                       between Registrant on behalf of Franklin
                       Strategic Income Fund - Class II, and
                       Franklin/Templeton Distributors, Inc.
                       dated February 26, 1998

EX-99.(m)(xi)          Distribution Plan pursuant to Rule 12b-1       *
                       between the Registrant, on behalf of
                       California Growth Fund - Class B, and
                       Franklin/Templeton Distributors, Inc.
                       dated October 16, 1998

EX-99.(m)(xii)         Distribution Plan pursuant to Rule 12b-1       *
                       between the Registrant, on behalf of
                       Franklin Global Health Care Fund - Class
                       B, and Franklin/Templeton Distributors,
                       Inc. dated October 16, 1998

EX-99.(m)(xiii)        Distribution Plan pursuant to Rule 12b-1       *
                       between the Registrant, on behalf of
                       Franklin Global Utilities Fund - Class
                       B, and Franklin/Templeton Distributors,
                       Inc. dated October 16, 1998

EX-99.(m)(xiv)         Distribution Plan pursuant to Rule 12b-1       *
                       between the Registrant, on behalf of
                       Franklin Strategic Income Fund - Class
                       B, and Franklin/Templeton Distributors,
                       Inc. dated October 16, 1998

EX-99.(m)(xv)          Form of Distribution Plan pursuant to          **
                       Rule 12b-1 between the Registrant, on
                       behalf of Franklin U.S. Long-Short Fund
                       and Franklin/Templeton Distributors, Inc.

EX-99.(m)(xvi)         Form of Distribution Plan pursuant to          **
                       Rule 12b-1 between the Registrant, on
                       behalf of Franklin Large Cap Growth Fund and Franklin/Templeton Distributors, Inc.

EX-99.(m)(xvii)        Form of Distribution Plan pursuant to          **
                       the Rule 12b-1 between the Registrant,
                       on behalf of Franklin Aggressive Growth
                       Fund and Franklin/Templeton
                       Distributors, Inc.

EX-99.(o)(i)           Multiple Class Plan for Franklin Global        *
                       Utilities Fund dated April 16, 1998

EX-99.(o)(ii)          Multiple Class Plan for Franklin               *
                       California Growth Fund dated April 16,
                       1998

EX-99.(o)(iii)         Multiple Class Plan for Franklin Global        *
                       Health Care Fund dated April 16, 1998

EX-99.(o)(iv)          Multiple Class Plan for Franklin Small         *
                       Cap Growth Fund dated June 18, 1996

EX-99.(o)(v)           Multiple Class Plan for Franklin Natural       *
                       Resources Fund dated June 18, 1996

EX-99.(o)(vi)          Multiple Class Plan for Franklin               *
                       Strategic Income Fund dated February 18,
                       1999

EX-99.(o)(vii)         Form of Multiple Class Plan for Franklin       *
                       Large Cap Growth Fund

EX-99.(o)(viii)        Form of Multiple Class Plan for Franklin       *
                       Aggressive Growth Fund

EX-99.(p)(i)           Power of Attorney for Franklin Strategic       *
                       Series dated April 16, 1998

EX-99.(p)(ii)          Certificate of Secretary for Franklin          *
                       Strategic Series dated April 16, 1998

*     Incorporated by reference
**    To be supplied by Amendment